Report Of The Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2022
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Financial instruments impacted by Ibor reforms
Interest Rate Benchmark Reform Phase 2, the amendments to IFRS's issued in August 2020, represents the second phase of the IASB’s project on the effects of interest rate benchmark reform. The amendments address issues affecting financial statements when changes are made to contractual cash flows and hedging relationships.
Under these amendments, changes made to a financial instrument measured at other than fair value through profit or loss that are economically equivalent and required by interest rate benchmark reform, do not result in the derecognition or a change in the carrying amount of the financial instrument. Instead they require the effective interest rate to be updated to reflect the change in the interest rate benchmark. In addition, hedge accounting will not be discontinued solely because of the replacement of the interest rate benchmark if the hedge meets other hedge accounting criteria.

(Audited)

	Financial instruments yet to transition to alternative benchmarks, by main benchmark[3]
	USD Libor	GBP Libor	Others[1]
At 31 Dec 2022	£m	£m	£m
Non-derivative financial assets[2]
Loans and advances to customers	4,350	83	18
Financial investments	1,072	—	—
Others	554	35	—
Total non-derivative financial assets	5,976	118	18
Non-derivative financial liabilities
Subordinated liabilities	1,287	—	—
Others	560	—	—
Total non-derivative financial liabilities	1,847	—	—
Derivative notional contract amount
Foreign exchange	6,754	—	—
Interest rate	1,636,679	56	2,031
Others	—	—	487
Total derivative notional contract amount	1,643,433	56	2,518

At 31 Dec 2021
Non-derivative financial assets[2]
Loans and advances to customers	5,999	2,562	26
Financial investments	1,171	140	—
Others	693	499	—
Total non-derivative financial assets	7,863	3,201	26
Non-derivative financial liabilities[2]			0
Subordinated liabilities	1,145	—	—
Others	479	181	—
Total non-derivative financial liabilities	1,624	181	—
Derivative notional contract amount			0
Foreign exchange	8,288	1,568	1,080
Interest rate	1,567,577	215,377	77,738
Total derivative notional contract amount	1,575,865	216,945	78,818
1    Comprises financial instruments referencing other significant benchmark rates yet to transition to alternative benchmarks (euro Libor, Swiss franc Libor, Eonia, SOR, THBFIX, MIFOR and Sibor). Announcements were made by regulators during 2022 on the cessation of the Canadian dollar offered rate (‘CDOR’), and Mexican Interbank equilibrium interest rate (‘TIIE’), which will eventually transition to the Canadian overnight repo rate average (‘CORRA’), and a new Mexican overnight fall-back rate, respectively. Therefore, CDOR, and TIIE are also included in Others during the current period.
2    Gross carrying amount excluding allowances for expected credit losses.
The amounts in the above table relate to the group's main operating entities where we have material exposures impacted by Ibor reform, including in the United Kingdom, France and Germany. The amounts provide an indication of the extent of the group’s exposure to the Ibor benchmarks that are due to be replaced. Amounts are in respect of financial instruments that:
•contractually reference an interest rate benchmark that is planned to transition to an alternative benchmark;
•have a contractual maturity date beyond the date by which the reference interest rate benchmark is expected to cease; and
•are recognised on the group’s consolidated balanc
Forborne loans and advances
(Audited)
Forbearance measures consist of concessions towards an obligor that is experiencing or about to experience difficulties in meeting its financial commitments.
We continue to class loans as forborne when we modify the contractual payment terms due to having significant concerns about the borrowers’ ability to meet contractual payments when they were due.
In 2022, we expanded our definition of forborne to capture non-payment-related concessions, such as covenant waivers. For our wholesale portfolio, we began identifying non-payment-related concessions in 2021 when our internal policies were changed. For our retail portfolios, we began identifying them during 2022.
The comparative disclosures have been presented under the prior definition of forborne for the wholesale and retail portfolios.
For details of our policy on derecognised renegotiated loans, see Note 1.2(i) on the financial statements.
Forborne loans and recognition of expected credit losses
(Audited)
Forborne loans expected credit loss assessments reflect the higher rates of losses typically experienced with these types of loans such that they are in stage 2 and stage 3. The higher rates are more pronounced in unsecured retail lending requiring further segmentation. For wholesale lending, forborne loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in forborne loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
For details of our accounting policy on the write-off of loans and advances, see Note 1.2(i) on the financial statements.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. However, in exceptional circumstances to achieve a fair customer outcome, and in line with regulatory expectations, they may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued.
Any secured assets maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default require additional monitoring and review to assess the prospect of recovery.There are exceptions in a few countries and territories where local regulation or legislation constrain earlier write-off, or where the realisation of collateral for secured real estate lending takes more time.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2022		31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	73,717	(1,103)	92,331	(1,154)
– personal	6,013	(55)	25,394	(163)
– corporate and commercial	55,004	(937)	56,087	(964)
– non-bank financial institutions	12,700	(111)	10,850	(27)
Loans and advances to banks at amortised cost	17,152	(43)	10,789	(5)
Other financial assets measured at amortised cost	269,755	(137)	202,137	(9)
– cash and balances at central banks	131,434	(1)	108,482	—
– items in the course of collection from other banks	2,285	—	346	—
– Hong Kong Government certificates of indebtedness	—	—	—	—
– reverse repurchase agreements – non trading	53,949	—	54,448	—
– financial investments	3,248	—	10	—
– other assets[2]	55,634	(3)	38,851	(9)
– assets held for sale[6]	23,205	(133)	—	—
Total gross carrying amount on balance sheet	360,624	(1,283)	305,257	(1,168)
Loans and other credit related commitments	126,457	(67)	115,695	(55)
– personal	2,116	—	2,269	(1)
– corporate and commercial	68,441	(62)	63,352	(48)
– financial	55,900	(5)	50,074	(6)
Financial guarantees[3]	5,327	(20)	11,054	(17)
– personal	23	—	26	—
– corporate and commercial	3,415	(19)	9,894	(16)
– financial	1,889	(1)	1,134	(1)
Total nominal amount off balance sheet[4]	131,784	(87)	126,749	(72)
	492,408	(1,370)	432,006	(1,240)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	29,248	(24)	41,188	(19)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments which are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 119 includes both financial and non-financial assets, including cash collateral and settlement accounts.
3    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.
6    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 175.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2022
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	63,673	7,817	2,224	3	73,717	(51)	(145)	(907)	—	(1,103)	0.1	1.9	40.8	—	1.5
– personal	5,293	615	105	—	6,013	(9)	(15)	(31)	—	(55)	0.2	2.4	29.5	—	0.9
– corporate and commercial	46,671	6,479	1,851	3	55,004	(40)	(123)	(774)	—	(937)	0.1	1.9	41.8	—	1.7
– non-bank financial institutions	11,709	723	268	—	12,700	(2)	(7)	(102)	—	(111)	—	1.0	38.1	—	0.9
Loans and advances to banks at amortised cost	16,673	414	65	—	17,152	(6)	(21)	(16)	—	(43)	—	5.1	24.6	—	0.3
Other financial assets measured at amortised cost	267,770	1,662	323	—	269,755	(14)	(17)	(106)	—	(137)	—	1.0	32.8	—	0.1
Loan and other credit-related commitments	116,994	9,300	163	—	126,457	(13)	(32)	(22)	—	(67)	—	0.3	13.5	—	0.1
– personal	2,004	107	5	—	2,116	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	60,659	7,625	157	—	68,441	(12)	(28)	(22)	—	(62)	—	0.4	14.0	—	0.1
– financial	54,331	1,568	1	—	55,900	(1)	(4)	—	—	(5)	—	0.3	—	—	—
Financial guarantees[1]	4,715	528	84	—	5,327	(1)	(2)	(17)	—	(20)	—	0.4	20.2	—	0.4
– personal	20	2	1	—	23	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	2,946	387	82	—	3,415	(1)	(1)	(17)	—	(19)	—	0.3	20.7	—	0.6
– financial	1,749	139	1	—	1,889	—	(1)	—	—	(1)	—	0.7	—	—	0.1
At 31 Dec 2022	469,825	19,721	2,859	3	492,408	(85)	(217)	(1,068)	—	(1,370)	—	1.1	37.4	—	0.3
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
3    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2022
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost:	7,817	93	331	(145)	(2)	(2)	1.9	2.2	0.6
– personal	615	43	9	(15)	(2)	(1)	2.4	4.7	11.1
– corporate and commercial	6,479	50	296	(123)	—	(1)	1.9	—	0.3
– non-bank financial institutions	723	—	26	(7)	—	—	1.0	—	—
Loans and advances to banks at amortised cost	414	—	8	(21)	—	—	5.1	—	—
Other financial assets measured at amortised cost	1,662	25	12	(17)	—	(2)	1.0	—	16.7
1    Days past due (‘DPD’). Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2021 (continued)
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total	Stage 1	Stage 2	Stage 3	POCI[3]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	80,730	9,121	2,478	2	92,331	(86)	(158)	(908)	(2)	(1,154)	0.1	1.7	36.6	100.0	1.2
– personal	24,255	686	453	—	25,394	(22)	(16)	(125)	—	(163)	0.1	2.3	27.6	—	0.6
– corporate and commercial	46,237	8,066	1,782	2	56,087	(58)	(137)	(767)	(2)	(964)	0.1	1.7	43.0	100.0	1.7
– non-bank financial institutions	10,238	369	243	—	10,850	(6)	(5)	(16)	—	(27)	0.1	1.4	6.6	—	0.2
Loans and advances to banks at amortised cost	10,750	39	—	—	10,789	(4)	(1)	—	—	(5)	—	2.6	—	—	—
Other financial assets measured at amortised cost	202,048	47	42	—	202,137	—	—	(9)	—	(9)	—	—	21.4	—	—
Loan and other credit-related commitments	107,922	7,571	202	—	115,695	(25)	(22)	(8)	—	(55)	—	0.3	4.0	—	—
– personal	2,152	114	3	—	2,269	(1)	—	—	—	(1)	—	—	—	—	—
– corporate and commercial	56,325	6,829	198	—	63,352	(20)	(20)	(8)	—	(48)	—	0.3	4.0	—	0.1
– financial	49,445	628	1	—	50,074	(4)	(2)	—	—	(6)	—	0.3	—	—	—
Financial guarantees[1]	10,215	740	99	—	11,054	(3)	(7)	(7)	—	(17)	—	0.9	7.1	—	0.2
– personal	23	2	1	—	26	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	9,257	540	97	—	9,894	(2)	(7)	(7)	—	(16)	—	1.3	7.2	—	0.2
– financial	935	198	1	—	1,134	(1)	—	—	—	(1)	0.1	—	—	—	0.1
At 31 Dec 2021	411,665	17,518	2,821	2	432,006	(118)	(188)	(932)	(2)	(1,240)	—	1.1	33.0	100.0	0.3
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
3    Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis at 31 December 2021 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	9,121	56	237	(158)	(1)	(1)	1.7	1.8	0.4
– personal	686	49	29	(16)	(1)	(1)	2.3	2.0	3.4
– corporate and commercial	8,066	7	199	(137)	—	—	1.7	0.0	—
– non-bank financial institutions	369	—	9	(5)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	39	—	—	(1)	—	—	2.6	—	—
Other financial assets measured at amortised cost	47	—	—	—	—	—	—	—	—
1    Days past due (‘DPD’). Up-to-date accounts in stage 2 are not shown in amounts presented above.
2    The days past due amounts presented above are on a contractual basis and include the benefit of any customer relief payment holidays granted.
Assets held for sale
(Audited)
During 2022, gross loans and advances and related impairment allowances were reclassified from ‘loans and advances to customers’ and ‘loans and advances to banks’ to ‘assets held for sale’ in the balance sheet.
At 31 December 2022, the most material balances held for sale came from our retail banking operations France.
Disclosures relating to assets held for sale are provided in the following credit risk tables, primarily where the disclosure is relevant to the measurement of these financial assets:
•Maximum exposure to credit risk (page 64);
•Distribution of financial instruments by credit quality at 31 December (page 72);
Although there was a reclassification on the balance sheet, there was no separate income statement reclassification. As a result, charges for loan impairment losses shown in the credit risk disclosures include loan impairment charges relating to financial assets classified as ‘assets held for sale’.
Loans and other credit-related commitments and financial guarantees, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	Total gross loans and advances	Impairment allowances on loans and advances
	£m	£m
As reported	90,869	(1,146)
Reported in ‘Assets held for sale’	21,325	(131)
At 31 Dec 2022	112,194	(1,277)
At 31 December 2022, gross loans and advances of our retail banking operations in France were £21bn, and the related impairment allowance for ECL was £0.1bn.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at 31 December 2022 of loans and advances to banks and customers classified as held for sale, see note 34.

Gross loans and impairment allowances on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	Retail banking operations in France	Other[1]	Total
Gross Loans	£m	£m	£m
Loans and advances to customers at amortised cost:	20,852	342	21,194
Personal	18,835	253	19,088
Corporate and Commercial	1,975	89	2,064
Non-bank financial institutions	42	—	42
Loans and advances to banks at amortised cost	—	131	131
At 31 Dec 2022	20,852	473	21,325
Impairment allowance
Loans and advances to customers at amortised cost:	(76)	(51)	(127)
Personal	(73)	(38)	(111)
Corporate and Commercial	(3)	(13)	(16)
Non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	(4)	(4)
At 31 Dec 2022	(76)	(55)	(131)
1    Comprising assets held for sale relating to the planned sale of our branch operations in Greece and of our business in Russia.
The table below analyses the amount of ECL (charges)/releases arising from assets held for sale. The charges during the period primarily relate to the retail banking operations in France.

Changes in expected credit losses and other credit impairment
(Audited)
	2022	2021
	£m	£m
ECL charges arising from:
– Asset held for sale	4	—
– Asset not held for sale	218	—
At 31 Dec	222	—

Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments. The offset on derivatives remains in line with the movements in maximum exposure amounts.

‘Maximum exposure to credit risk’ table
The following table presents our maximum exposure before taking account of any collateral held or other credit enhancements (unless such enhancements meet accounting offsetting requirements). The table excludes financial instruments whose carrying amount best represents the net exposure to credit risk and it excludes equity securities as they are not subject to credit risk. For the financial assets recognised on the balance sheet, the maximum exposure to credit risk equals their carrying amount; for financial guarantees and other guarantees granted, it is the maximum amount that we would have to pay if the guarantees were called upon. For loan commitments and other credit-related commitments, it is generally the full amount of the committed facilities.
The offset in the table relates to amounts where there is a legally enforceable right of offset in the event of counterparty default and where, as a result, there is a net exposure for credit risk purposes. However, as there is no intention to settle these balances on a net basis under normal circumstances, they do not qualify for net presentation for accounting purposes. No offset has been applied to off-balance sheet collateral. In the case of derivatives the offset column also includes collateral received in cash and other financial assets.

Other credit risk mitigants
While not disclosed as an offset in the following ‘Maximum exposure to credit risk’ table, other arrangements are in place which reduce our maximum exposure to credit risk. These include a charge over collateral on borrowers’ specific assets such as residential properties, collateral held in the form of financial instruments that are not held on balance sheet and short positions in securities. In addition, for financial assets held as part of linked insurance/investment contracts the credit risk is predominantly borne by the policyholder. See Note 28 on the financial statements for further details of collateral in respect of certain loans and advances and derivatives.
Collateral available to mitigate credit risk is disclosed in the 'Collateral and other credit enhancement' section on page 79.

Maximum exposure to credit risk
(Audited)	2022			2021
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	72,614	(8,149)	64,465	91,177	(7,057)	84,120
– personal	5,958	(1)	5,957	25,231	—	25,231
– corporate and commercial	54,067	(7,269)	46,798	55,123	(6,228)	48,895
– non-bank financial institutions	12,589	(879)	11,710	10,823	(829)	9,994
Loans and advances to banks at amortised cost	17,109	(145)	16,964	10,784	(88)	10,696
Other financial assets held at amortised cost	268,023	(10,882)	257,141	202,455	(10,239)	192,216
– cash and balances at central banks	131,433	—	131,433	108,482	—	108,482
– items in the course of collection from other banks	2,285	—	2,285	346	—	346
– reverse repurchase agreements – non trading	53,949	(10,882)	43,067	54,448	(10,239)	44,209
– financial investments	3,248	—	3,248	10	—	10
– asset held for sale	21,214	—	21,214
– other assets	55,894	—	55,894	39,169	—	39,169
Derivatives	225,238	(224,444)	794	141,221	(139,668)	1,553
Total on balance sheet exposure to credit risk	582,984	(243,620)	339,364	445,637	(157,052)	288,585
Total off-balance sheet	150,270	—	150,270	146,261	—	146,261
– financial and other guarantees[1]	22,425	—	22,425	26,840	—	26,840
– loan and other credit-related commitments	127,845	—	127,845	119,421	—	119,421
At 31 Dec	733,254	(243,620)	489,634	591,898	(157,052)	434,846
1    ‘Financial and other guarantees’ represents 'Financial guarantees' and 'Performance and other guarantees' as disclosed in Note 30, net of ECL.
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2 and stage 3 (credit impaired) and POCI financial instruments can be found in Note 1.2 on the financial statements.

Measurement uncertainty and sensitivity analysis of ECL estimates
(Audited)
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-weight the results to determine an unbiased ECL estimate. Management judgemental adjustments are used to address late-breaking events, data and model limitations, model deficiencies and expert credit judgements.
Amid a deterioration in the economic and geopolitical environment, management judgements and estimates continued to be subject to a high degree of uncertainty in relation to assessing economic scenarios for impairment allowances in 2022.
Inflation, economic contraction and high interest rates combined with an unstable geopolitical environment and the effects of global supply chain disruptions have contributed to elevated levels of uncertainty during the year.
At 31 December 2022, as a result of this uncertainty, additional stage 1 and 2 impairment allowances were recognised. Management continued to reflect a degree of caution both in the selection of economic scenarios and their weightings, and in the use of management judgemental adjustments, described in more detail below.
At 31 December 2022, there was a reduction in management judgemental adjustments compared with 31 December 2021. Adjustments related to Covid-19 and for sector-specific risks were reduced as scenarios and modelled outcomes better reflected the key risks at 31 December 2022.
Methodology
Four economic scenarios are used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Three of the scenarios are drawn from consensus forecasts and distributional estimates. The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting, while the outer scenarios represent the tails of the distribution, which are less likely to occur. The Central scenario is created using the average of a panel of external forecasters. Consensus Upside and Downside scenarios are created with reference to distributions for select markets that capture forecasters’ views of the entire range of outcomes. In the later years of the scenarios, projections revert to long-term consensus trend expectations. In the consensus outer scenarios, reversion to trend expectations is done mechanically with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, Downside 2, is designed to represent management’s view of severe downside risks. It is a globally consistent narrative-driven scenario that explores more extreme economic outcomes than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations. They may instead explore alternative states of equilibrium, where economic activity moves permanently away from past trends. The consensus Downside and the consensus Upside scenarios are each constructed to be consistent with a 10% probability. The Downside 2 is constructed with a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed appropriate for the unbiased estimation of ECL in most circumstances. However, management may depart from this probability-based scenario weighting approach when the economic outlook is determined to be particularly uncertain and risks are elevated.
In light of ongoing risks, management deviated from this probability weighting in the fourth quarter of 2022, and assigned additional weight to outer scenarios.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts specifically for the purpose of calculating ECL.
Economic forecasts remain subject to a high degree of uncertainty. Upside and Downside scenarios are constructed so that they encompass the potential crystallisation of a number of key macro-financial risks.
At the end of 2022, risks to the economic outlook included the persistence of inflation and its consequences on monetary policy. Rapid changes to public policy also increased forecast uncertainty.
In Europe, risks relating to energy pricing and supply security remain significant. Geopolitical risks also remain significant and include the possibility of a prolonged and escalating Russia-Ukraine war, continued disagreements between the US and other countries with China over a range of economic and strategic issues, and the evolution of the UK’s relationship with the EU.
Economic forecasts for our main markets deteriorated in the fourth quarter as GDP growth slowed. In Europe high inflation and rising interest rates have reduced real household incomes and raised business costs, dampening consumption and investment and lowering growth expectations. The effects of higher interest rate expectations and lower growth are evident in asset price expectations, with house prices forecasts, in particular, significantly lower.
The scenarios used to calculate ECL in this Annual Report on Form 20-F are described below.
The consensus Central scenario
HSBC’s Central scenario reflects a low growth and higher inflation environment across many of our key markets. The scenario features an initial period of below-trend GDP growth in most of our main markets as higher inflation and tighter monetary policy causes a squeeze on business margins and households’ real disposable income. Growth returns to its long term expected trend in later years as central banks bring inflation back to target.
Our Central scenario assumes that inflation peaked in most of our key markets at the end of 2022 but remains high through 2023 before moderating as energy prices stabilise and supply chain disruptions abate. Central banks are expected to keep raising interest rates until midway through 2023. Inflation is forecast to revert to target in most markets, by early 2024.
Global GDP is expected to grow by 1.6% in 2023 in the Central scenario and the average rate of global GDP growth is 2.5% over the five-year forecast period. This is below the average growth rate over the five-year period prior to the onset of the pandemic.
The key features of our Central scenario are:
•Economic activity in European and North American markets continues to weaken. Most major economies are forecast to grow in 2023, but at very low rates. Hong Kong and mainland China are expected to see a recovery in economic activity from 2023 as Covid-19 related restrictions are lifted.
•In most markets, unemployment rises moderately from historic lows as economic activity slows. Labour markets remain fairly tight across our key markets.
•Inflation is expected to remain elevated across many of our key markets driven by energy and food prices. Inflation is subsequently expected to converge back towards central banks target rate over the next two years of the forecast.
•Policy interest rates in key markets will continue to rise in the near term but at a slower pace. Interest rates will stay elevated but start to ease as inflation returns to target.
•The West Texas Intermediate oil price is forecast to average $72 per barrel over the projection period.
The Central scenario was first created with forecasts available in November, and reviewed continuously until late December. Probability weights assigned to the Central scenario are 60% for UK and France.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Central scenario.

Central scenario 2023–2027
	UK	France
	%	%
GDP growth rate
2023: Annual average growth rate	(0.8)	0.2
2024: Annual average growth rate	1.3	1.6
2025: Annual average growth rate	1.7	1.5
5-year average	1.1	1.2
Unemployment rate
2023: Annual average rate	4.4	7.6
2024: Annual average rate	4.6	7.5
2025: Annual average rate	4.3	7.3
5-year average	4.3	7.3
House price growth
2023: Annual average growth rate	0.2	1.8
2024: Annual average growth rate	(3.8)	2.0
2025: Annual average growth rate	0.7	3.1
5-year average	0.4	2.8
Inflation rate
2023: Annual average rate	6.9	4.6
2024: Annual average rate	2.5	2.0
2025: Annual average rate	2.1	1.8
5-year average	3.1	2.4
Probability	60.0	60.0
The graphs compare the respective Central scenario at the year end 2021 with current economic expectations at the end of 2022.
GDP growth: Comparison
UK
Note: Real GDP shown as year-on-year percentage change.

France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates a faster fall in the rate of inflation than incorporated in the Central scenario.
The scenario is consistent with a number of key upside risk themes. These include faster resolution of supply chain issues; a rapid conclusion to the Russia-Ukraine war; de-escalation of tensions between the US and China; relaxation of Covid-19 policies in Asia; and improved relations between the UK and the EU.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Upside scenario.

Consensus Upside scenario 'best outcome'
	UK		France
	%		%
GDP growth rate	4.4	(4Q24)	3.1	(1Q24)
Unemployment rate	3.5	(4Q23)	6.5	(4Q24)
House price growth	4.2	(1Q23)	3.7	(1Q23)
Inflation rate	0.7	(1Q24)	0.8	(4Q23)
Probability	5		5
Note: Extreme point in the consensus Upside is ‘best outcome’ in the scenario, for example the highest GDP growth and the lowest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. For inflation, lower inflation is interpreted as the ‘best’ outcome.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks.
High inflation and the tighter monetary policy response have become key concerns for global growth. In the downside scenarios, supply chain disruptions intensify, exacerbated by an escalation in the spread of Covid-19 and rising geopolitical tensions drive inflation higher.
There also remains a risk that energy and food prices rise further due to the Russia-Ukraine war, increasing pressure on household budgets and firms' costs.

The possibility of inflation expectations becoming detached from central bank targets also remains a risk. A wage-price spiral triggered by higher inflation and pandemic related labour supply shortages across could put sustained upward pressure on wages, aggravating cost pressures and the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates and ultimately, deep economic recession.
The risks relating to Covid-19 are centred on the emergence of a new variant with greater vaccine resistance that necessitates a stringent public health policy. In Asia, with the reopening of China in December, management of Covid-19 remains a key source of uncertainty, with the rapid spread of the virus posing a heightened risk of a new variant emerging.
The geopolitical environment also presents risks, including:
• a prolonged Russia-Ukraine war with escalation beyond Ukraine’s borders;
• the deterioration of the trading relationship between the UK and the EU over the Northern Ireland Protocol; and
• continued differences between the US and other countries with China, which could affect sentiment and restrict global economic activity.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is considerably weaker compared with the Central scenario. In this scenario, GDP growth weakens below the Central scenario, unemployment rates rise and asset prices fall.
The scenario features a temporary supply side shock that keeps inflation higher than the baseline, before the effects of weaker demand begin to dominate leading to a fall in commodity prices and to lower inflation.
The following table describes key macroeconomic variables and the probabilities assigned in the consensus Downside scenario.

Consensus Downside scenario 'worst outcome'
	UK		France
	%		%
GDP growth rate	(3.5)	(3Q23)	(1.4)	(3Q23)
Unemployment rate	5.8	(2Q24)	8.8	(4Q23)
House price growth	(10.1)	(2Q24)	(0.6)	(4Q23)
Inflation rate (min)	(0.4)	(4Q24)	0.3	(4Q24)
Inflation rate (max)	10.8	(1Q23)	7.2	(1Q23)
Probability	25		25
Note: Extreme point in the consensus Downside is ‘worst outcome’ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the downside scenarios, both the lowest and the highest point is shown in the tables.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management's view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including further escalation of the Russia-Ukraine war, worsening of supply chain disruptions and the emergence of a vaccine-resistant Covid-19 variant that necessitates a stringent public health policy response globally.
This scenario features an initial supply-side shock that pushes up inflation and interest rates higher. This impulse is expected to prove short lived as a large downside demand pressure causes commodity prices to correct sharply and global price inflation to fall as a severe and prolonged recession takes hold.

The following table describes key macroeconomic variables and the probabilities assigned in the Downside 2 scenario.

Downside 2 scenario 'worst outcome'
	UK		France
	%		%
GDP growth rate	(6.9)	(3Q23)	(6.8)	(4Q23)
Unemployment rate	8.7	(2Q24)	10.3	(4Q24)
House price growth	(22.9)	(2Q24)	(6.4)	(2Q24)
Inflation rate (min)	(2.3)	(2Q24)	(2.5)	(2Q24)
Inflation rate (max)	13.5	(2Q23)	10.4	(2Q23)
Probability	10		10
Note: Extreme point in the Downside 2 is ‘worst outcome’ in the scenario, for example lowest GDP growth and the highest unemployment rate, in the first two years of the scenario. The date on which the extreme is reached is indicated in parenthesis. Due to the nature of the shock to inflation in the downside scenarios, both the lowest and the highest point is shown in the tables.
Scenario weighting
In reviewing the economic conjuncture, the level of uncertainty and risk, management has considered both global and country-specific factors. This has led management to assign scenario probabilities that are tailored to its view of uncertainty in individual markets.
Key consideration around uncertainty attached to the Central scenario projections focused on:
• the progression of the Covid-19 pandemic in Asian countries and announcement of removal of Covid-19 measures and travel restrictions in mainland China and Hong Kong;
• further tightening of monetary policy and impact on borrowing costs in interest rate sensitive sectors, such as housing;
•the risks to gas supply security in Europe and subsequent impact on inflation and commodity prices and growth; and
•the ongoing risks to global supply chains.
In the UK, the surge in price inflation and a squeeze on household real incomes have led to strong monetary policy responses from central bank. Higher interest rates have increased recession risks and the prospects for outright decline in house prices.
The UK faces additional challenges from the rise in energy prices and accompanying deterioration in the terms of trade. For the UK, the consensus Upside and Central scenarios had a combined weighting of 65%.
In France, uncertainties around the outlook remain elevated due to high inflation and Europe’s exposure to the Russia-Ukraine war through the economic costs incurred from the imposition of sanctions, trade disruption and energy dependence on Russia. The consensus Upside and Central scenarios had a combined weighting of 65%.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in UK and France.
UK

France
Critical accounting estimates and judgements
The calculation of ECL under IFRS 9 involves significant judgements, assumptions and estimates. The level of estimation uncertainty and judgement has remained elevated since 31 December 2021, including judgements relating to:
•the selection and weighting of economic scenarios, given rapidly changing economic conditions and a wide dispersion of economic forecasts. There is judgement in making assumptions about the effects of inflation and interest, global growth, supply chain disruption; and
•estimating the economic effects of those scenarios on ECL, particularly as the historical relationship between macroeconomic variables and defaults might not reflect the dynamics of current macroeconomic conditions.
How economic scenarios are reflected in ECL calculations
Models are used to reflect economic scenarios on ECL estimates. As described above, modelled assumptions and linkages based on historical information could not alone produce relevant information under the conditions experienced in 2022, and management judgemental adjustments were still required to support modelled outcomes.
We have developed globally consistent methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk.
These standard approaches are described below, followed by the management judgemental adjustments made, including those to reflect the circumstances experienced in 2022.
For our wholesale portfolios, a global methodology is used for the estimation of the term structure of probability of default (‘PD’) and loss given default (‘LGD’). For PDs, we consider the correlation of forward economic guidance to default rates for a particular industry in a country. For LGD calculations, we consider the correlation of forward economic guidance to collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, LGD estimates take into account independent recovery valuations provided by external consultants where available or internal forecasts corresponding to anticipated economic conditions and individual company conditions. In estimating the ECL on impaired loans that are individually considered not to be significant, we incorporate forward economic guidance proportionate to the probability-weighted outcome and the Central scenario outcome of the performing population.
For our retail portfolios, the impact of economic scenarios on PD is modelled at a portfolio level. Historical relationships between observed default rates and macroeconomic variables are integrated into IFRS 9 ECL estimates by using economic response models. The impact of these scenarios on PD is modelled over a period equal to the remaining maturity of the underlying asset or assets. The impact on LGD is modelled for mortgage portfolios by forecasting future loan-to-value (‘LTV’) profiles for the remaining maturity of the asset by using national level forecasts of the house price index and applying the corresponding LGD expectation.
These models are based largely on historical observations and correlations with default rates. Management judgemental adjustments are described below.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are short-term increases or decreases to the ECL at either a customer, segment or portfolio level to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgement applied following management review and challenge.
This includes refining model inputs and outputs and using adjustments to ECL based on management judgement and higher-level quantitative analysis for impacts that are difficult to model.
The effects of management judgemental adjustments are considered for balances and ECL when determining whether or not a significant increase in credit risk has occurred and are attributed or allocated to a stage as appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 56). Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management judgemental adjustments to be reviewed regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment and as new risks emerge.
Management judgemental adjustments made in estimating the scenario-weighted reported ECL at 31 December 2022 are set out in the following table.

Management judgemental adjustments to ECL at 31 December 2022[1]
	Retail	Wholesale	Total
	£m	£m	£m
Banks, sovereigns, government entities and low-risk counterparties	(16)	(2)	(18)
Corporate lending adjustments	—	(100)	(100)
Retail lending Inflation-related adjustments	8	—	8
Other macroeconomic-related adjustments	3	—	3
Pandemic-related economic recovery adjustments	—	—	—
Other retail lending adjustments	7	—	7
Total	2	(102)	(100)

Management judgemental adjustments to ECL at 31 December 2021
	Retail	Wholesale	Total
	£m	£m	£m
Low-risk counterparties (banks,sovereigns and government entities)	—	(4)	(4)
Corporate lending adjustments	—	31	31
Retail lending probability of default adjustments	—	—	—
Retail model default timing adjustments	—	—	—
Macroeconomic-related adjustments	17	—	17
Pandemic-related economic recovery adjustments	3	—	3
Other retail lending adjustments	—	—	—
Total	20	27	47
1 Management judgemental adjustments presented in the table reflect increases or (decreases) to ECL, respectively.
Management judgemental adjustments at 31 December 2022 were a decrease to ECL of £102m for the wholesale portfolio and an increase to ECL of £2m for the retail portfolio.
During 2022, management judgemental adjustments reflected an evolving macroeconomic outlook and the relationship of the modelled ECL to this outlook and to late-breaking and sector-specific risks.
At 31 December 2022, wholesale management judgemental adjustments were an ECL decrease of £102m (31 December 2021: £27m increase).
•Adjustments relating to low credit-risk exposures decreased ECL by £2m at 31 December 2022 (31 December 2021: £4m decrease). The adjustments mainly relate to standard, monthly adjustments for bank and sovereign exposures secured by Export Credit Agency guarantees; the benefit from which is not recognised in the inbound data. The reduction in ECL for these exposures was mostly offset by a management overlay on a Russian Bank exposure due to sanctions. Total net adjustments are broadly flat in comparison to 31 December 2021.
•Adjustments to corporate exposures decreased ECL by £100m at 31 December 2022 (31 December 2021: £31m increase). The adjustments mainly relate to standard, monthly adjustments for corporate exposures secured by Export Credit Agency guarantees and government Covid-19 guarantees; the benefit from which is not recognised in the inbound data. The reduction in ECL for these exposures has been partially offset by management overlays to reflect increased risk on an individual exposure in France and increased risk on certain sub-sectors within France. In comparison to December 2021, the level of management overlay has significantly reduced as modelled results increasingly reflect the macroeconomic environment and portfolio risk, resulting in a net underlay rather than overlay.
At 31 December 2022, retail management judgemental adjustments were an ECL increase of £2m (31 December 2021: £20m increase).
•Retail lending inflation-related adjustments increased ECL by £8m (31 December 2021: nil). These adjustments addressed where increasing inflation and interest rates results in affordability risks which were not fully captured by the modelled output.
•Other macroeconomic-related adjustments increased ECL by £3m (31 December 2021: £17m increase). These adjustments were primarily in relation to country-specific risks related to future macroeconomic conditions.
•Banks, sovereigns, government entities and low-risk counterparties adjustments decreased ECL by £16m (31 December 2021: nil). These adjustments related to the re-alignment of PD between reporting and origination date for certain parts of the portfolio.
•Other retail lending adjustments increased ECL by £7m (31 December 2021: nil), reflecting all other data, model and management judgemental adjustments.
•Pandemic-related economic recovery adjustments were removed during 2022 as scenarios stabilised.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing more severe risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL and financial instruments related to defaulted (stage 3) obligors. It is generally impracticable to separate the effect of macroeconomic factors in individual assessments of obligors in default. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Therefore, the sensitivity analysis to macroeconomic scenarios does not capture the residual estimation risk arising from wholesale stage 3 exposures. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios including loans in all stages is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100% weighted results. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. Additionally, in both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risk profiles relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgmental adjustments, as appropriate to each scenario.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	UK	France
	£m	£m
ECL of loans and advances to customers at 31 December 2022
Reported ECL	84	94
Consensus scenarios
Central scenario	64	87
Upside scenario	51	77
Downside scenario	91	104
Downside 2 scenario	271	124
Gross carrying amount[2]	143,037	148,417

IFRS 9 ECL sensitivity to future economic conditions
	UK	France
	£m	£m
ECL of loans and advances to customers at 31 December 2021
Reported ECL	104	98
Consensus scenarios
Central scenario	90	89
Upside scenario	71	78
Downside scenario	109	120
Downside 2 scenario	189	138
Gross carrying amount[2]	142,450	120,955
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3 Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 77.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
ECL of loans and advances to customers at 31 December 2022
Reported ECL	7	87
Consensus scenarios
Central scenario	6	86
Upside scenario	6	84
Downside scenario	7	88
Downside 2 scenario	12	92
Gross carrying amount	2,037	18,987

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
	£m	£m
ECL of loans and advances to customers at 31 December 2021
Reported ECL	5	91
Consensus scenarios
Central scenario	4	91
Upside scenario	4	91
Downside scenario	5	92
Downside 2 scenario	10	93
Gross carrying amount	2,007	18,295
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2    Includes balances and ECL which have been reclassified from ‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet. This also includes any balances and ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for Retail sensitivity analysis
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘Assets derecognised (including final repayments)’ and ‘Changes to risk parameters – further lending/repayments’ represent the impact from volume movements within the group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
Transfers of financial instruments	(14,449)	(26)	13,625	59	824	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(25,027)	15	25,027	(15)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,847	(42)	(10,847)	42	—	—	—	—	—	—
– transfers to stage 3	(340)	2	(600)	35	940	(37)	—	—	—	—
– transfers from stage 3	71	(1)	45	(3)	(116)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(24)	—	(10)	—	—	—	(5)
New financial assets originated or purchased	47,763	(30)	—	—	—	—	—	—	47,763	(30)
Asset derecognised (including final repayments)	(27,882)	4	(2,625)	13	(442)	110	—	—	(30,949)	127
Changes to risk parameters – further lending/repayments	(9,969)	33	(8,645)	16	(261)	(20)	1	—	(18,874)	29
Changes to risk parameters – credit quality	—	32	—	(101)	—	(318)	—	2	—	(385)
Changes to model used for ECL calculation	—	4	—	10	—	—	—	—	—	14
Assets written off	—	—	—	—	(165)	165	—	—	(165)	165
Credit related modifications that resulted in derecognition	—	—	—	—	(1)	1	—	—	(1)	1
Foreign exchange	5,764	(3)	744	(11)	88	(34)	—	—	6,596	(48)
Others[2,3]	(12,468)	4	(2,511)	26	(286)	100	—	—	(15,265)	130
At 31 Dec 2022	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
ECL income statement change for the period		72		(86)		(238)		2		(250)
Recoveries										2
Others										28
Total ECL income statement change for the period										(220)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	£m	£m	£m
As above	188,969	(1,233)	(220)
Other financial assets measured at amortised cost	269,755	(137)	(3)
Non-trading reverse purchase agreement commitments	33,684	—	—
Performance and other guarantees not considered for IFRS 9			6
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	492,408	(1,370)	(217)
Debt instruments measured at FVOCI	29,248	(24)	(5)
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,394)	(222)
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2022, these amounted to £4bn and were classified as stage 1 with no ECL.
3    Total includes £21bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale and a corresponding allowance for ECL of £131m reflecting business disposals as disclosed in Note 34 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 175.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	184,715	(180)	31,726	(378)	3,352	(1,050)	40	(12)	219,833	(1,620)
Transfers of financial instruments:	5,245	(66)	(5,617)	90	372	(24)	—	—	—	—
– transfers from stage 1 to stage 2	(8,431)	14	8,431	(14)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	13,714	(78)	(13,714)	78	—	—	—	—	—	—
– transfers to stage 3	(93)	—	(401)	28	494	(28)	—	—	—	—
– transfers from stage 3	55	(2)	67	(2)	(122)	4	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	43	—	(22)	—	(5)	—	—	—	16
New financial assets originated or purchased	72,348	(55)	—	—	—	—	—	—	72,348	(55)
Asset derecognised (including final repayments)	(57,098)	6	(3,481)	32	(454)	95	(3)	2	(61,036)	135
Changes to risk parameters – further lending/repayments	(16,766)	76	(3,927)	62	(213)	40	(29)	2	(20,935)	180
Changes to risk parameters – credit quality	—	54	—	7	—	(176)	—	—	—	(115)
Changes to model used for ECL calculation	—	2	—	9	—	—	—	—	—	11
Assets written off	—	—	—	—	(152)	152	(5)	5	(157)	157
Credit related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(7,512)	2	(1,060)	10	(126)	46	(1)	1	(8,699)	59
Others[2]	(1,320)	—	(170)	2	—	(1)	—	—	(1,490)	1
At 31 Dec 2021	179,612	(118)	17,471	(188)	2,779	(923)	2	(2)	199,864	(1,231)
ECL Income statement change for the period		126		88		(46)		4		172
Recoveries										3
Others										(23)
Total ECL income statement change for the period										152

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2021		12 months ended 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL	ECL release /(charge)
	£m	£m	£m
As above	199,864	(1,231)	152
Other financial assets measured at amortised cost	202,137	(9)	(1)
Non-trading reverse purchase agreement commitments	30,005	—	—
Performance and other guarantees not considered for IFRS 9	0	0	18
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	432,006	(1,240)	169
Debt instruments measured at FVOCI	41,188	(19)	5
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,259)	174
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2    Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2021, these amounted to £(1)bn and were classified as stage 1 with no ECL.
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of the probability of default (‘PD’), whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition.
Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications provided below each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page 57.

Distribution of financial instruments by credit quality at 31 December 2022
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– personal	2,019	2,928	858	103	105	6,013	(55)	5,958
– corporate and commercial	19,352	13,393	16,496	3,910	1,853	55,004	(937)	54,067
– non-bank financial institutions	6,626	3,297	2,258	250	269	12,700	(111)	12,589
Loans and advances to banks held at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
Cash and balances at central banks	131,379	—	55	—	—	131,434	(1)	131,433
Items in the course of collection from other banks	2,281	—	4	—	—	2,285	—	2,285
Reverse repurchase agreements – non-trading	43,777	7,953	2,219	—	—	53,949	—	53,949
Financial investments	3,028	—	220	—	—	3,248	—	3,248
Assets held for sale	19,419	1,598	1,773	124	291	23,205	(133)	23,072
Prepayments, accrued income and other assets	53,972	708	896	26	32	55,634	(3)	55,631
– endorsements and acceptances	208	4	25	—	6	243	—	243
– accrued income and other	53,764	704	871	26	26	55,391	(3)	55,388
Debt instruments measured at fair value through other comprehensive income[1]	28,248	2,471	626	105	—	31,450	(24)	31,426
Out-of-scope for IFRS 9
Trading assets	26,961	4,323	9,966	298	—	41,548	—	41,548
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,945	331	669	1	—	2,946	—	2,946
Derivatives	199,167	21,128	4,886	29	28	225,238	—	225,238
Assets held for sale	107	—	—	—	—	107	—	107
Total gross carrying amount on balance sheet	552,918	58,920	42,560	4,872	2,643	661,913	(1,307)	660,606

Distribution of financial instruments by credit quality at 31 December 2022 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Percentage of total credit quality	84%	9%	6%	1%	—%	100%
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
Loan and other credit related commitments for loans and advances to customers	48,627	23,501	17,422	2,390	163	92,103	(66)	92,037
Loan and other credit-related commitments for loans and advances to banks	34,174	77	101	2	—	34,354	(1)	34,353
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
In-scope: Irrevocable loan commitments and financial guarantees	85,725	24,749	18,518	2,545	247	131,784	(87)	131,697
Loans and other credit-related commitments	1,168	183	90	14	1	1,456	—	1,456
Performance and other guarantees	9,791	3,583	3,074	599	89	17,136	(18)	17,118
Out-of-scope: Revocable loan commitments and non-financial guarantees	10,959	3,766	3,164	613	90	18,592	(18)	18,574
1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2021 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9
Loans and advances to customers held at amortised cost	41,339	20,531	23,469	4,512	2,480	92,331	(1,154)	91,177
– personal	18,956	4,136	1,793	56	453	25,394	(163)	25,231
– corporate and commercial	16,533	13,867	19,597	4,305	1,785	56,087	(964)	55,123
– non-bank financial institutions	5,850	2,528	2,079	151	242	10,850	(27)	10,823
Loans and advances to banks held at amortised cost	8,649	320	1,815	5	—	10,789	(5)	10,784
Cash and balances at central banks	108,133	198	151	—	—	108,482	—	108,482
Items in the course of collection from other banks	343	—	3	—	—	346	—	346
Reverse repurchase agreements – non-trading	47,071	6,355	1,022	—	—	54,448	—	54,448
Financial investments	2	—	8	—	—	10	—	10
Assets held for sale	—	—	—	—	—	—	—	—
Prepayments, accrued income and other assets	36,558	666	1,574	11	42	38,851	(9)	38,842
– endorsements and acceptances	105	61	23	—	7	196	—	196
– accrued income and other	36,453	605	1,551	11	35	38,655	(9)	38,646
Debt instruments measured at fair value through other comprehensive income[1]	36,410	1,899	1,406	118	—	39,833	(19)	39,814
Out-of-scope for IFRS 9
Trading assets	28,110	5,331	8,985	350	—	42,776	—	42,776
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,246	304	2,644	3	—	5,197	—	5,197
Derivatives	111,471	25,487	4,054	207	2	141,221	—	141,221
Assets held for sale
Total gross carrying amount on balance sheet	420,332	61,091	45,131	5,206	2,524	534,284	(1,187)	533,097
Percentage of total credit quality	78.7%	11.4%	8.4%	1.0%	0.5%	100.0%
Loans and other credit-related commitments	71,741	21,860	20,018	1,874	202	115,695	(55)	115,640
Financial guarantees	8,412	1,088	1,245	210	99	11,054	(17)	11,037
In-scope: Irrevocable loan commitments and financial guarantees	80,153	22,948	21,263	2,084	301	126,749	(72)	126,677
Loans and other credit-related commitments	2,134	1,114	432	94	7	3,781	—	3,781
Performance and other guarantees	7,738	4,359	3,130	490	116	15,833	(31)	15,802
Out-of-scope: Revocable loan commitments and non-financial guarantees	9,872	5,473	3,562	584	123	19,614	(31)	19,583
1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage distribution
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	27,997	19,618	19,612	4,263	2,227	73,717	(1,103)	72,614
– stage 1	27,183	18,885	16,313	1,292	—	63,673	(51)	63,622
– stage 2	814	733	3,299	2,971	—	7,817	(145)	7,672
– stage 3	—	—	—	—	2,224	2,224	(907)	1,317
– POCI	—	—	—	—	3	3	—	3
Loans and advances to banks at amortised cost	14,637	790	1,634	26	65	17,152	(43)	17,109
– stage 1	14,502	565	1,605	1	—	16,673	(6)	16,667
– stage 2	135	225	29	25	—	414	(21)	393
– stage 3	—	—	—	—	65	65	(16)	49
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,856	10,259	5,167	150	323	269,755	(137)	269,618
– stage 1	253,577	9,893	4,272	28	—	267,770	(14)	267,756
– stage 2	279	366	895	122	—	1,662	(17)	1,645
– stage 3	—	—	—	—	323	323	(106)	217
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	82,801	23,578	17,523	2,392	163	126,457	(67)	126,390
– stage 1	79,931	21,530	14,570	963	—	116,994	(13)	116,981
– stage 2	2,870	2,048	2,953	1,429	—	9,300	(32)	9,268
– stage 3	—	—	—	—	163	163	(22)	141
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	2,924	1,171	995	153	84	5,327	(20)	5,307
– stage 1	2,895	1,058	727	35	—	4,715	(1)	4,714
– stage 2	29	113	268	118	—	528	(2)	526
– stage 3	—	—	—	—	84	84	(17)	67
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	382,215	55,416	44,931	6,984	2,862	492,408	(1,370)	491,038
Debt instruments at FVOCI[1]
– stage 1	28,047	2,384	547	—	—	30,978	(10)	30,968
– stage 2	201	87	79	105	—	472	(14)	458
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	28,248	2,471	626	105	—	31,450	(24)	31,426
1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage distribution (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	41,339	20,531	23,469	4,512	2,480	92,331	(1,154)	91,177
– stage 1	40,831	19,376	19,077	1,446	—	80,730	(86)	80,644
– stage 2	508	1,155	4,392	3,066	—	9,121	(158)	8,963
– stage 3	—	—	—	—	2,478	2,478	(908)	1,570
– POCI	—	—	—	—	2	2	(2)	—
Loans and advances to banks at amortised cost	8,649	320	1,815	5	—	10,789	(5)	10,784
– stage 1	8,620	311	1,814	5	—	10,750	(4)	10,746
– stage 2	29	9	1	—	—	39	(1)	38
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	192,107	7,219	2,758	11	42	202,137	(9)	202,128
– stage 1	192,105	7,214	2,727	2	—	202,048	—	202,048
– stage 2	2	5	31	9	—	47	—	47
– stage 3	—	—	—	—	42	42	(9)	33
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	71,741	21,860	20,018	1,874	202	115,695	(55)	115,640
– stage 1	71,074	19,960	16,337	551	—	107,922	(25)	107,897
– stage 2	667	1,900	3,681	1,323	—	7,571	(22)	7,549
– stage 3	—	—	—	—	202	202	(8)	194
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,412	1,088	1,245	210	99	11,054	(17)	11,037
– stage 1	8,340	951	849	75	—	10,215	(3)	10,212
– stage 2	72	137	396	135	—	740	(7)	733
– stage 3	—	—	—	—	99	99	(7)	92
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	322,248	51,018	49,305	6,612	2,823	432,006	(1,240)	430,766
Debt instruments at FVOCI[1]
– stage 1	36,005	1,825	1,292	—	—	39,122	(10)	39,112
– stage 2	405	74	114	118	—	711	(9)	702
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2021	36,410	1,899	1,406	118	—	39,833	(19)	39,814

1    For the purposes of this disclosure gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such the gross carrying value of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit‑impaired loans
(Audited)
The group determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:
•contractual payments of either principal or interest are past due for more than 90 days;
•there are other indications that the borrower is unlikely to pay such as that a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and
•the loan is otherwise considered to be in default. If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit-impaired and default are aligned as far as possible so that stage 3 represents all loans which are considered defaulted or otherwise credit-impaired.
Collateral and other credit enhancement
(Audited)
Although collateral can be an important mitigant of credit risk, it is the group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements. Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repos and for certain loans and advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies. Corporates would normally provide guarantees as part of a parent/subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Commercial Banking, it is only in Global Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process, Global Banking also utilises loan sales and credit default swap (‘CDS’) hedges to manage concentrations and reduce risk. These transactions are the responsibility of a dedicated Global Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty.
Otherwise our exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
The following tables include off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following tables consists of charges over cash and marketable financial instruments. The values in the tables represent the expected market value on an open market basis. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following tables. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 128.
Other corporate, commercial and financial (non-bank) loans and advances
Other corporate, commercial and financial (non-bank) loans are analysed separately in the following table, which focuses on the countries containing the majority of our loans and advances balances. For financing activities in other corporate and commercial lending, collateral value is not strongly correlated to principal repayment performance.
Collateral values are generally refreshed when an obligor’s general credit performance deteriorates and we have to assess the likely performance of secondary sources of repayment should it prove necessary to rely on them.

Wholesale lending – corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries by stage (excluding commercial real estate)
(Audited)
			of which:
	Total		UK		France		Germany
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	£m	%	£m	%	£m	%	£m	%
Stage 1
Not collateralised	117,166	—	46,080	—	53,960	—	11,577	—
Fully collateralised	10,444	0.1	6,300	0.1	2,146	—	809	—
LTV ratio:
– less than 50%	2,456	0.2	1,643	0.2	491	—	—	—
– 51% to 75%	3,321	0.1	2,161	—	1,050	—	—	—
– 76% to 90%	354	—	234	—	36	—	—	—
– 91% to 100%	4,313	—	2,262	—	569	—	809	—
Partially collateralised (A):	4,542	0.1	169	—	3,797	0.1	—	—
– collateral value on A	3,664		77		3,128		—
Total	132,152	—	52,549	—	59,903	—	12,386	—
Stage 2
Not collateralised	13,074	0.9	4,219	0.8	4,581	1.0	3,269	0.9
Fully collateralised	1,132	1.5	327	1.2	239	1.7	228	0.9
LTV ratio:
– less than 50%	515	1.7	224	0.4	122	0.8	—	—
– 51% to 75%	272	1.5	84	3.6	69	1.4	—	—
– 76% to 90%	4	—	2	—	1	—	—	—
– 91% to 100%	341	1.2	17	—	47	4.3	228	0.9
Partially collateralised (B):	509	1.4	23	—	472	1.5	—	—
– collateral value on B	426		13		405		—
Total	14,715	1.0	4,569	0.8	5,292	1.1	3,497	0.9
Stage 3
Not collateralised	1,795	40.3	673	31.2	668	57.9	348	28.7
Fully collateralised	80	26.3	10	10.0	12	33.3	24	29.2
LTV ratio:
– less than 50%	26	23.1	2	—	7	28.6	—	—
– 51% to 75%	6	33.3	3	33.3	2	50.0	—	—
– 76% to 90%	11	36.4	2	—	1	—	—	—
– 91% to 100%	37	21.6	3	—	2	50.0	24	29.2
Partially collateralised (C):	172	23.8	11	27.3	159	23.3	—	—
– collateral value on C	125		3		122		—
Total	2,047	38.4	694	30.8	839	51.0	372	28.8
POCI
Not collateralised	2	—	—	—	2	—	—	—
Fully collateralised	—	—	—	—	—	—	—	—
LTV ratio:
– less than 50%	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	—	—	—	—	—	—	—	—
– collateral value on D	—		—		—		—
Total	2	—	—	—	2	—	—	—
At 31 Dec 2022	148,916	0.7	57,812	0.5	66,036	0.8	16,255	0.9

Wholesale lending – corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries by stage (excluding commercial real estate) (continued)

(Audited)
			of which:
	Total		UK		France		Germany
	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage	Gross carrying/nominal amount	ECL coverage
	£m	%	£m	%	£m	%	£m	%
Stage 1
Not collateralised	109,435	0.1	40,298	0.1	52,583	—	11,479	—
Fully collateralised	10,399	0.1	6,133	0.1	2,221	0.1	708	—
LTV ratio:
– less than 50%	2,450	0.2	1,649	0.1	587	—	—	—
– 51% to 75%	3,543	0.1	2,124	0.0	989	0.1	—	—
– 76% to 90%	801	0.1	446	0.0	349	—	—	—
– 91% to 100%	3,605	—	1,914	—	296	—	708	—
Partially collateralised (A):	3,424	0.1	85	—	3,248	0.1	—	—
– collateral value on A	2,661		51		2,555		—
Total	123,258	0.1	46,516	0.1	58,052	—	12,187	—
Stage 2
Not collateralised	11,024	0.9	4,365	0.9	1,890	1.5	3,942	0.6
Fully collateralised	1,675	1.1	608	0.8	639.4	1.1	243	0.4
LTV ratio:
– less than 50%	689	1.7	217	1.4	350	1.1	—	—
– 51% to 75%	253	0.8	217	0.9	34	2.9	—	—
– 76% to 90%	271	0.4	165	0.0	106	0.9	—	—
– 91% to 100%	462	0.9	9	—	149	1.3	243	0.4
Partially collateralised (B):	1,573.2	0.9	4	0.0	1,567	0.9	—	—
– collateral value on B	1,408		3		1,404		—
Total	14,272	0.9	4,977	0.9	4,096.4	1.2	4,185	0.5
Stage 3
Not collateralised	1,598	37.2	669	25.1	378	86.0	393	17.8
Fully collateralised	148	16.2	77	7.8	10	50.0	24	16.7
LTV ratio:
– less than 50%	76	18.4	41	7.3	6	50.0	—	—
– 51% to 75%	22	13.6	19	10.5	2	50.0	—	—
– 76% to 90%	18	5.6	17	—	1	—	—	—
– 91% to 100%	32	15.6	—	—	1	100.0	24	16.7
Partially collateralised (C):	216	27.3	35	17.1	165	27.3	—	—
– collateral value on C	152		22		123		—
Total	1,962	34.6	781	23.0	553	67.8	417	17.7
POCI
Not collateralised	—	—	—	—	—	—	—	—
Fully collateralised	—	—	—	—	—	—	—	—
LTV ratio:
– less than 50%	—	—	—	—	—	—	—	—
– 51% to 75%	—	—	—	—	—	—	—	—
– 76% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (D):	2	100.0	—	—	2	100.0	—	—
– collateral value on D	2		—		2		—
Total	2	100.0	—	—	2	100.0	—	—
At 31 Dec 2021	139,494	0.6	52,274	0.5	62,703	0.7	16,789	0.6
Collateral on loans and advances
The following table provides a quantification of the value of fixed charges we hold over specific assets where we have a history of enforcing, and are able to enforce, collateral in satisfying a debt in the event of the borrower failing to meet its contractual obligations, and where the collateral is cash or can be realised by sale in an established market.

The collateral valuation excludes any adjustment for obtaining and selling the collateral and in particular loans shown as collateralised or partially collateralised may also benefit from other forms of credit mitigants.

Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries
(Audited)
			of which:
	Total		UK		France
	Gross exposure	ECL coverage	Gross exposure	ECL coverage	Gross exposure	ECL coverage
	£m	%	£m	%	£m	%
Stage 1
Fully collateralised	4,340	0.1	2,376	—	3	—
LTV ratio:
– less than 50%	2,199	0.1	1,255	—	3	—
– 51% to 60%	744	0.1	429	—	—	—
– 61% to 70%	738	0.3	420	0.2	—	—
– 71% to 80%	442	0.2	198	—	—	—
– 81% to 90%	202	—	63	—	—	—
– 91% to 100%	15	—	11	—	—	—
Partially collateralised (A):	50	—	11	—	—	—
LTV ratio:
– 101% to 110%	4	—	3	—	—	—
– 111% to 120%	3	—	1	—	—	—
– greater than 120%	43	—	7	—	—	—
– collateral value on A	10		6		—
Total	4,390	0.1	2,387	—	3	—
Stage 2
Fully collateralised	510	1.4	428	0.5	—	—
LTV ratio:
– less than 50%	203	1.5	151	0.7	—	—
– 51% to 60%	105	1.9	90	1.1	—	—
– 61% to 70%	91	1.1	83	—	—	—
– 71% to 80%	66	1.5	60	—	—	—
– 81% to 90%	39	—	38	—	—	—
– 91% to 100%	6	—	6	—	—	—
Partially collateralised (B):	1	—	1	—	—	—
LTV ratio:
– 101% to 110%	1	—	1	—	—	—
– 111% to 120%	—	—	—	—	—	—
– greater than 120%	—	—	—	—	—	—
– collateral value on B	1		1		—
Total	511	1.4	429	0.5	—	—
Stage 3
Fully collateralised	65	16.9	10	10.0	7	14.3
LTV ratio:
– less than 50%	46	13.0	9	11.1	—	—
– 51% to 60%	5	20.0	1	—	—	—
– 61% to 70%	9	22.2	—	—	6	—
– 71% to 80%	3	33.3	—	—	—	—
– 81% to 90%	1	—	—	—	—	—
– 91% to 100%	1	100.0	—	—	1	100.0
Partially collateralised (C):	16	68.8	—	—	16	62.5
LTV ratio:
– 101% to 110%	—	—	—	—	—	—
– 111% to 120%	—	—	—	—	—	—
– greater than 120%	16	68.8	—	—	16	62.5
– collateral value on C	—		—		—
Total	81	27.2	10	10.0	23	47.8
At 31 Dec 2022	4,982	0.7	2,826	0.1	26	42.3

Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries (continued)
(Audited)
			of which:
	Total		UK		France
	Gross exposure	ECL coverage	Gross exposure	ECL coverage	Gross exposure	ECL coverage
	£m	%	£m	%	£m	%
Stage 1
Fully collateralised	6,915	0.2	2,789	—	2,088	—
LTV ratio:
– less than 50%	3,400	0.1	1,308	—	1,110	0.1
– 51% to 60%	1,274	0.2	540	—	431	—
– 61% to 70%	1,074	0.2	452	—	296	—
– 71% to 80%	776	0.3	358	—	177	—
– 81% to 90%	345	0.3	113	—	48	—
– 91% to 100%	46	—	18	—	26	—
Partially collateralised (A):	90	—	11	—	50	—
LTV ratio:
– 101% to 110%	18	—	2	—	12	—
– 111% to 120%	9	—	1	—	5	—
– greater than 120%	63	—	8	—	33	—
– collateral value on A	63		4		50
Total	7,005	0.2	2,800	—	2,138	—
Stage 2
Fully collateralised	169	3.0	46	—	83	1.2
LTV ratio:
– less than 50%	91	2.2	18	—	48	2.1
– 51% to 60%	25	4.0	6	—	13	—
– 61% to 70%	34	2.9	17	—	12	—
– 71% to 80%	15	6.7	5	—	7	—
– 81% to 90%	3	—	—	—	2	—
– 91% to 100%	1	—	—	—	1	—
Partially collateralised (B):	5	—	—	—	2	—
LTV ratio:
– 101% to 110%	1	—	—	—	—	—
– 111% to 120%	1	—	—	—	—	—
– greater than 120%	3	—	—	—	2	—
– collateral value on B	4		—		3
Total	174	2.9	46	—	85	1.2
Stage 3
Fully collateralised	204	24.5	9	11.1	62	21.0
LTV ratio:
– less than 50%	94	12.8	6	16.7	24	20.8
– 51% to 60%	31	19.4	3	—	8	25.0
– 61% to 70%	34	23.5	—	—	19	10.5
– 71% to 80%	13	38.5	—	—	3	33.3
– 81% to 90%	14	42.9	—	—	4	25.0
– 91% to 100%	18	72.2	—	—	4	50.0
Partially collateralised (C):	30	53.3	—	—	24	58.3
LTV ratio:
– 101% to 110%	2	50.0	—	—	2	50.0
– 111% to 120%	2	50.0	—	—	2	50.0
– greater than 120%	26	53.8	—	—	20	60.0
– collateral value on C	6		—		6
Total	234	28.2	9	11.1	86	31.4
At 31 Dec 2021	7,413	1.1	2,855	—	2,309	1.3
Approach and policy
(Audited)
Our objective in the management of treasury risk is to maintain appropriate levels of capital, liquidity, funding, foreign exchange and market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury management is driven by our strategic and organisational requirements, taking into account the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to support the risks inherent in our business and invest in accordance with our strategy, meeting both consolidated and local regulatory requirements at all times.
Our policy is underpinned by our risk management framework. The risk management framework incorporates a number of measures aligned to our assessment of risks for both internal and regulatory purposes. These risks include credit, market, operational, pensions, structural and transactional foreign exchange risk, and interest rate risk in the banking book.
For further details, refer to our Pillar 3 Disclosures at 31 December 2022.
Non-trading portfolios
Value at risk of the non-trading portfolios
(Audited)
Non-trading VaR includes the interest rate risk in the banking book transferred to and managed by Markets Treasury and the exposures generated by the portfolio of HQLA held by Markets Treasury to meet liquidity requirements.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Balance at 31 Dec 2022	17.1	7.2	(5.6)	18.6
Average	26.3	6.7	(5.0)	28.0
Maximum	39.7	11.9	—	40.9
Minimum	16.3	4.2	—	17.8

Balance at 31 Dec 2021	28.7	9.0	(8.4)	29.4
Average	26.6	10.0	(5.6)	31.0
Maximum	34.6	12.7	—	37.8
Minimum	18.0	7.2	—	22.5
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect.

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec
		2022	2021
Ref*		£m	£m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	1,217	797
	– ordinary shares	1,217	797
2	Retained earnings[1,2]	16,177	15,511
3	Accumulated other comprehensive income (and other reserves)[1,2]	4,010	2,931
5	Minority interests (amount allowed in consolidated CET1)	72	57
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend[3]	(1,459)	625
6	Common equity tier 1 capital before regulatory adjustments[2]	20,017	19,921
28	Total regulatory adjustments to common equity tier 1	(833)	(958)
29	Common equity tier 1 capital[2]	19,184	18,963
36	Additional tier 1 capital before regulatory adjustments	3,942	3,906
43	Total regulatory adjustments to additional tier 1 capital	(49)	(44)
44	Additional tier 1 capital	3,893	3,862
45	Tier 1 capital[2]	23,077	22,825
51	Tier 2 capital before regulatory adjustments	13,559	11,591
57	Total regulatory adjustments to tier 2 capital	(449)	(424)
58	Tier 2 capital	13,110	11,167
59	Total capital[2]	36,187	33,992
*    The references identify the lines prescribed in the European Banking Authority template, which are applicable and where there is a value.
1 These disclosures are based on updated rules implemented from 1 January 2022 including the PRA’s disclosure templates and instructions which came into force at that time. The presentation of comparatives has been amended only for CRR II grandfathered instruments to align to the updated template’s rows and instructions.
2 From 30 September 2022, investments in non-financial institution subsidiaries or participations have been measured on an equity accounting basis in compliance with UK regulatory requirements. Comparatives for prior periods have been represented on a consistent basis with the current year.
3 This row includes losses that have been recognised and deducted as they arose and were therefore not subject to an independent review.

Funding sources and uses for the group
	2022	2021		2022	2021
	£m	£m		£m	£m
Sources			Uses
Customer accounts	215,948	205,241	Loans and advances to customers	72,614	91,177
Deposits by banks	20,836	32,188	Loans and advances to banks	17,109	10,784
Repurchase agreements – non-trading	32,901	27,259	Reverse repurchase agreements – non-trading	53,949	54,448
Debt securities in issue	7,268	9,428	Cash collateral, margin and settlement accounts	51,858	34,907
Cash collateral, margin and settlement accounts	60,385	37,076	Assets held for sale	21,214	9
Liabilities of disposal groups held for sale	24,711	—	Trading assets	79,878	83,706
Subordinated liabilities	14,528	12,488	– reverse repos	8,729	8,626
Financial liabilities designated at fair value	27,287	33,608	– stock borrowing	5,627	6,498
Liabilities under insurance contracts	19,987	22,264	– other trading assets	65,522	71,862
Trading liabilities	41,265	46,433	Financial investments	32,604	41,300
– repos	8,213	7,663	Cash and balances with central banks	131,433	108,482
– stock lending	1,773	1,637	Other balance sheet assets	256,694	171,798
– other trading liabilities	31,279	37,133	At 31 Dec	717,353	596,611
Total equity	24,016	23,715
Other balance sheet liabilities	228,221	146,911
At 31 Dec	717,353	596,611
Market risk governance
(Audited)
The following diagram summarises the main business areas where trading market risks reside, and the market risk measures used to monitor and limit exposures.

Risk types	Trading risk
•Foreign exchange and commodities •Interest rates •Credit spreads •Equities
Risk measure	Value at risk | Sensitivity | Stress testing
Trading portfolios
Value at risk of the trading portfolios
(Audited)
The Trading VaR predominantly resides within Market Securities Services where it was £31.2m as at 31 December 2022, compared with £19m at 31 December 2021. The Total Trading VaR peaked at £60m in September owing to the sensitivity of the trading book to interest rate moves, coupled with a large volatility in the rates market. When the central banks started to intervene beginning of Q4, the market volatility started to ease; as a result, the Trading VaR decreased and remained fairly stable over the last three months of the year, ranging between £31.2m and £38.15m.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
(Audited)
	Foreign exchange ('FX') and commodity	Interest rate ('IR')	Equity ('EQ')	Credit Spread ('CS')	Portfolio Diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Balance at 31 Dec 2022	7.5	26.4	13.6	8.6	(24.9)	31.2
Average	10.0	15.3	11.7	13.0	(22.8)	27.2
Maximum	21.5	49.2	17.1	22.9	—	60.0
Minimum	3.3	8.2	6.8	7.0	—	14.2

Balance at 31 Dec 2021	4.5	10.0	10.5	14.9	(20.9)	19.0
Average	7.1	12.8	10.2	12.6	(20.4)	22.3
Maximum	19.3	26.7	14.9	16.7	—	31.9
Minimum	3.7	9.3	6.3	9.2	—	17.3
1    Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2    The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
Governance
Insurance manufacturing risks are managed to a defined risk appetite, which is aligned to the bank’s risk appetite and risk management framework, including the three lines of defence model. For details on the governance framework, see page 33. The Group Insurance Risk Management Meeting oversees the control framework globally and is accountable to the WPB Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within the insurance operations is carried out by Insurance Risk teams. The Bank’s risk stewardship functions support the Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, including, as may be required from time to time, the Bank of England stress test of the banking system, HSBC's Group Internal Stresses, and individual country insurance regulatory stress tests. The results of these stress tests and the adequacy of management action plans to mitigate these risks are considered in the HSBC Bank plc ICAAP and the entities’ regulatory Own Risk and Solvency Assessments ('ORSAs').
Management and mitigation of key risk types
Market risk
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:
•We are able to adjust bonus rates to manage the liabilities to policyholders for products with discretionary participating features (‘DPF’). The effect is that a significant portion of the market risk is borne by the policyholder.
•We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.
•We use derivatives to protect against adverse market movements.
•We design new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.
Credit risk
Our insurance manufacturing subsidiaries also have credit risk mandates and limits within which they are permitted to operate, which consider the credit risk exposure, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Capital and liquidity risk
Capital risk for our insurance manufacturing subsidiaries is assessed in the group’s ICAAP based on their financial capacity to support the risks to which they are exposed. Capital adequacy is assessed on both the group’s economic capital basis, and the relevant local insurance regulatory basis.
Risk appetite buffers are set to ensure that the operations are able to remain solvent, allowing for business-as-usual volatility and extreme but plausible stress events. In certain cases, entities use reinsurance to manage capital risk. Liquidity risk is relatively minor for the insurance business. It is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.
Insurance manufacturing operations risk in 2022
Measurement
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	With DPF	Unit- linked	Other contracts[1]	Shareholder assets and liabilities	Total
	£m	£m	£m	£m	£m
Financial assets	17,029	2,888	191	2,593	22,701
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,171	2,880	80	1,033	13,164
– derivatives	232	—	—	11	243
– financial investments – at amortised cost	298	—	—	20	318
– financial investments – at fair value through other comprehensive income	6,332	—	107	1,452	7,891
– other financial assets[2]	996	8	4	77	1,085
Reinsurance assets	—	40	112	—	152
PVIF[3]	—	—	—	1,076	1,076
Other assets and investment properties	725	1	1	68	795
Total assets at 31 Dec 2022	17,754	2,929	304	3,737	24,724
Liabilities under investment contracts designated at fair value	—	948	—	—	948
Liabilities under insurance contracts	17,624	2,062	301	—	19,987
Deferred tax[4]	129	5	—	106	240
Other liabilities	—	—	—	1,796	1,796
Total liabilities at 31 Dec 2022	17,753	3,015	301	1,902	22,971
Total equity at 31 Dec 2022	—	—	—	1,753	1,753
Total liabilities and equity at 31 Dec 2022	17,753	3,015	301	3,655	24,724

Financial assets	19,384	2,924	254	2,704	25,266
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	9,876	2,859	89	1,236	14,060
– derivatives	47	—	—	1	48
– financial investments – at amortised cost	815	—	—	42	857
– financial investments – at fair value through other comprehensive income	7,490	—	104	1,327	8,921
– other financial assets[2]	1,156	65	61	98	1,380
Reinsurance assets	—	53	104	—	157
PVIF[3]	—	—	—	811	811
Other assets and investment properties	748	1	—	59	808
Total assets at 31 Dec 2021	20,132	2,978	358	3,574	27,042
Liabilities under investment contracts designated at fair value	—	1,031	—	—	1,031
Liabilities under insurance contracts	19,998	1,938	328	—	22,264
Deferred tax[4]	133	6	—	46	185
Other liabilities	—	—	—	2,003	2,003
Total liabilities at 31 Dec 2021	20,131	2,975	328	2,049	25,483
Total equity at 31 Dec 2021	—	—	—	1,559	1,559
Total liabilities and equity at 31 Dec 2021	20,131	2,975	328	3,608	27,042
1    ‘Other contracts’ includes term assurance and credit life insurance.
2    Comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
3    Present value of in-force long-term insurance business.
4    'Deferred tax’ includes the deferred tax liabilities arising on recognition of PVIF.
Key risk types
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting the bank’s capital or profit. Market factors include interest rates, equity and growth assets and foreign exchange rates. Lapse risk exposure on products with premium financing has increased over the year as rising interest rates have led to an increase in the cost of financing for customers.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are investment contracts with discretionary participating features (‘DPF’) issued in France. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in fixed interest assets with a proportion allocated to other asset classes, to provide customers with the potential for enhanced returns.
DPF products expose the bank to the risk of variation in asset returns, which will impact our participation in the investment performance. In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by the bank. Amounts are held against the cost of such guarantees. The cost of such guarantees is accounted for as a deduction from the present value of in-force 'PVIF' asset, unless the cost of such guarantees is already explicitly allowed for within the insurance contracts liabilities. The table below shows the total reserve held for the cost of guarantees, the range of investment returns on assets supporting these products and the implied investment return that would enable the business to meet the guarantees. The cost of guarantees decreased to £100m (2021: £299m) primarily due to increases in interest rates and unfavourable equity performances in France. For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains as fees earned are related to the market value of the linked assets.

Financial return guarantees
(Audited)
	2022			2021
	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	%	%	£m	%	%	£m
Capital	—	1.6 - 2.0	18	—	0.8 - 2.0	127
Nominal annual return	2.6	2.0	49	2.6	2.2	92
Nominal annual return	4.5	2.0	33	4.5	2.2	80
At 31 Dec			100			299

Sensitivity of the group’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2022		2021
	Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	34	12	119	96
-100 basis point parallel shift in yield curves	(48)	(22)	(229)	(203)
10% increase in equity prices	65	65	46	46
10% decrease in equity prices	(66)	(66)	(49)	(49)
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:
•risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
•risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 101. The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher as defined on page 57, with 100% of the exposure being neither past due nor impaired. Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder; therefore our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds.
The credit quality of these financial assets is included in the table on page 72.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost. Liquidity risk may be able to shared with policyholders for products with DPF.
The following table shows the expected undiscounted cash flows for insurance contract liabilities at 31 December 2022.
The profile of the expected maturity of insurance contracts at
31 December 2022 remained comparable with 2021.
The remaining contractual maturity of investment contract liabilities is included within ‘Financial liabilities designated at fair value’ in Note 27.

Expected maturity of insurance contract liabilities
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	£m	£m	£m	£m	£m
Unit-linked	147	368	818	1,433	2,766
With DPF and Other contracts	1,132	4,645	8,555	11,886	26,218
At 31 Dec 2022	1,279	5,013	9,373	13,319	28,984

Unit-linked	230	565	927	926	2,648
With DPF and Other contracts	1,341	5,102	7,318	6,415	20,176
At 31 Dec 2021	1,571	5,667	8,245	7,341	22,824
Sensitivities
The table below shows the sensitivity of profit and total equity to reasonably possible changes in non-economic assumptions across all our insurance manufacturing subsidiaries.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.

Sensitivity analysis
(Audited)
	2022	2021
	£m	£m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(24)	(20)
10% decrease in mortality and/or morbidity rates	25	19
10% increase in lapse rates	(33)	(19)
10% decrease in lapse rates	35	20
10% increase in expense rates	(28)	(40)
10% decrease in expense rates	28	40